[LOGO]  FEDERATED INVESTORS

                                                        Liberty
                                                        Municipal
                                                        Securities
                                                        Fund, Inc.








                                                        19th Semi-Annual Report
                                                        September 30, 1995




                                                        Established 1976

                                                        MUNICIPAL


President's Message
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

I am please to present the 19th Semi-Annual Report to Shareholders for the Liberty Municipal Securities Fund, Inc. which covers the six-month period from April 1, 1995 to September 30, 1995.


This report begins with an interview with the fund's portfolio manager Jonathan
C. Conley, Vice President, Federated Advisers. Following this interview, there are three items of shareholder interest: a complete listing of the fund's tax-free municipal securities, a series of graphs showing investment performance, and the fund's financial statements.

Although the first few months of the past year were still a difficult time for municipal funds because of 1994's series of interest-rate hikes, 1995 in general has been less harsh on the municipal market. As a result, the fund's net asset value increased slightly from $10.92 to $11.00 over the six-month reporting period. Dividends earned per share during that time frame totaled $0.33 for Class A Shares, $0.29 for Class B Shares, and $0.29 for Class C Shares.

Established in 1976, Liberty Municipal Securities Fund, Inc., has total assets of $734.4 million. For nineteen years, the fund has provided tax-free income from a broadly diversified list of municipal issues. These tax-free securities are issued by municipalities in twenty-eight states across our country. The fund currently holds over ninety issues. The fund's average maturity is currently 8.2 years. The fund has over 55% of its assets in issues rated A or better.

Those securities help finance important public projects such as health care facilities, utilities, airports, educational facilities, and housing. The tax-free income you can earn is your reward for helping make these projects possible. You can see the advantage of this type of investing over the long term when you review the investment performance charts later in this report.

Thank you for selecting Liberty Municipal Securities Fund, Inc. Please remember we always welcome your comments, questions, and suggestions.
Very sincerely yours,

J. Christopher Donahue
President
November 15, 1995



Investment Review
--------------------------------------------------------------------------------

Jonathan C. Conley
Vice President
Federated Advisers

Q. Jonathan, can you tell us what has occurred in the long-term fixed-income markets during the period covered by this report?

A. Interest rates exhibited considerable volatility. On March 31, 1995, the yield for the current 30-year U.S. Treasury issue (7.625% due 15-Feb-2025) stood at 7.44%. From there, it declined to 6.48% by June 22, 1995; it escalated to 7.06% by August 11, 1995; and ended the six-month reporting period at 6.62%.

As for the long-term municipal market, the Bond Buyer 40 Index*, (representing on a daily basis "A" to "AAA" long-term municipal yields) registered 6.37% on March 31, 1995. It then descended to 6.09% by June 22, 1995; climbed to 6.30% by August 11, 1995; and closed the six-month span at 6.07%.

Q. How have these interest rate changes translated to bond price movements?

A. From March 31, 1995 to June 22, 1995, the price of the bell-wether U.S. Treasury bond rose from $102.19 to $115.03. By August 11, 1995, its price declined to $107.03. A recovery to $112.97 was achieved by September 30, 1995.

Over the same time, the Municipal Bond Index (reset version**) initially rose from $113.44 to $116.53 by June 22, 1995; then dipped to $112.00 by August 11, 1995, before an advance to $115.25 by September 30, 1995.

Q. Why did the long-term municipal bond market underperform the U.S. Treasury bond market?

A. The primary influence behind that relative performance lay in the continued discussion of significant tax reform--whether to pursue a flat tax or a consumption tax. In either case, the preferential treatment accorded to interest on municipal bonds would be under scrutiny, if not disallowed. Because of expected lengthy lead times for resolution and enactment, if any, of such reform, investors such as advisers, bank trust departments, and individuals have limited their municipal involvement to maturities well beyond ten years. This concentration caused long-term municipal yields to rise from 85.6% to 91.7% of long-term Treasury yields.


 * This index is unmanaged.
** Reset on March 31, 1995; n.b., the index is not expressed in percentages of bond face value and is unmanaged.

Q. What has an investor in Liberty Municipal Securities Fund, Inc. experienced during this period?

A. For the six months ended September 30, 1995, an investor in the fund's Class A Shares experienced a total return on net asset value of 3.97%.* On an offering price basis, the total return for Class A Shares was -0.67%.* Class A Shares investors received $0.33 in exempt-interest dividends. Meanwhile, the fund's net asset value grew from $10.92 per share on March 31, 1995 to $11.00 on September 30, 1995--reflecting a long-term capital gain distribution of $0.02 per share on September 22, 1995.

For Class B Shares, the six-month total return based on net asset value and offering price were 3.52%* and -2.13%*, respectively. Dividends amounted to $0.29 per share. For Class C Shares, the six-month total return based on net asset value and offering price were 3.52%* and 2.49%*, respectively. Dividends amounted to $0.29 per share.

Q. As the portfolio manager, how do you control the volatility of the fund's share price?

A. I favor, in a variety of interest rate environments, issues that have coupons or yields greater than the Bond Buyer 40 Index. For equal credit quality and maturity, that issue with the higher coupon rate or market yield will be less price sensitive to market rate changes. The fund, therefore, would swap into higher coupon (or yield) issues to secure coupon and price protection and to book attractive income streams for distribution to shareholders. On March 31, 1995, the average coupon rate of the issues in the fund was 7.42%; on September 30, 1995, the average coupon rate of fund holdings stood at 7.45%. These coupon rates helped to keep the portfolio duration of the fund rather low--averaging 5.80 years versus 12.94 years for the Bond Buyer 40 Index--during the six months ended September 30, 1995.


Q. In what areas of the municipal market has the fund invested over the past six months?

A. Between March 31, 1995 and September 30, 1995, the fund purchased $42.3 million (face amount) of medium- to upper-grade municipal issues. These transactions were financed by shareholder purchases of fund shares and by the sale of $25.4 million (face amount) of higher-grade issues. Sectors represented in the activity of the fund included hospital revenue issues, pollution control revenue obligations of investor-owned utilities, industrial development bonds of non-financial corporations, college and university tuition revenue issues, single-family housing mortgage revenue issues, and resource recovery project obligations.


* Performance quoted represents past performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

The average market yield and coupon rate on issues acquired by the fund during the past six months were 7.02% and 6.32%, respectively. For issues sold from the fund over the period, the average market yield and coupon rate were 6.07% and 6.00%.

Q. What is the portfolio composition by credit quality?

A. Let's look at the composition at the beginning and the end of the six-month reporting period:


          March 31, 1995 September 30, 1995
                --------------  ------------------
     AAA       20.7%            28.1%
     AA        24.2%                 19.8%
     A         11.7%             7.2%
     BBB       27.4%            29.0%
     Non Rated    16.0%         15.9%
                   -------            ------
              100.0%           100.0%

Q. Why was the credit quality of the portfolio moved downward?

A. Medium and lower grade issues tend to outperform higher grade issues during periods of economic recovery. As state and local governments receive greater tax revenue--from sales, income, use and property--and as corporations generally improve profitability and cash flow generation, the potential for credit rating upgrades increases. This augurs well for medium and lower grade issues as a class of debt instruments. The fund, in the past six months, has been investing in what we consider to be upgrade candidates.

Because their higher-than-general-market coupons/yields at issue, medium and lower grade bonds have shorter durations than their higher grade counterparts. Furthermore, the former issues tend to be core holdings; municipal bond portfolio managers typically accommodate shareholder purchases and redemptions with transactions involving higher grade issues. Consequently, assuming stable credit quality, secondary market pricing for medium and lower grade bonds is less volatile than that for higher grade issues. A portfolio that holds a diversified array of medium- and lower grade issues should exhibit that characteristic.


Two Ways You May Seek to Invest for Success in
Liberty Municipal Securities Fund, Inc.
--------------------------------------------------------------------------------

Initial Investment:

If you had made an initial investment of $19,000 in the Class A Shares of Liberty Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains, and didn't redeem any shares, your account would be worth $62,230 on 9/30/95. You would have earned a 6.45%* average annual total return for the 19-year investment life span.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 9/30/95, the Class A Shares' average annual one-year, five-year and ten-year total returns were 3.69%, 7.04%, and 8.51%, respectively. Class B Shares' average annual one-year and since inception (7/26/94) were 1.71% and 1.75%, respectively. Class C Shares' average annual one-year and since inception (4/21/93) total returns were 6.51% and 3.53%, respectively.*



                        [GRAPHIC APPEARS HERE]


 * Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.


Liberty Municipal Securities Fund, Inc.
-----------------------------------------------------------------------------

One Step at a Time:

$1,000 invested each year for 19 years (reinvesting all dividends and capital gains) grew to $43,337.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Liberty Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $19,000 but your account would have reached a total value of $43,337* by 9/30/95. You would have earned an average annual total return of 7.71%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

                        [GRAPHIC APPEARS HERE]

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor. Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Liberty Municipal Securities Fund, Inc.--
Hypothetical Investor Profile: Investing for Tax-Free Income
-------------------------------------------------------------------------------

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn.

Larry owns a successful architectural firm and Barbara is a marketing executive. Their combined income puts them in the 39.6% federal tax bracket. On September 30, 1985, the Bartletts invested $25,000 in the Class A Shares of Liberty Municipal Securities Fund, Inc.

As this chart shows, in 10 years, their original $25,000 investment has grown to $56,579-that's $26,653 in tax-free income.* This represents an 8.51% average annual total return. As far as the Bartletts are concerned, this fund has made all the difference.

*Income may be subject to the federal alternative minimum tax and state and local taxes.

                        [GRAPHIC APPEARS HERE]

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.








Liberty Municipal Securities Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--0.8%
--------------------------------------------------------------------------------------
               LOUISIANA--0.8%
               -----------------------------------------------------------------------
$   5,900,000  Louisiana PFA, 5.00% CP (Our Lady of Lake)/(FSA INS), Mandatory Tender
               10/10/1995                                                               A-1        $    5,900,000
               -----------------------------------------------------------------------             --------------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
               (AT AMORTIZED COST)                                                                      5,900,000
               -----------------------------------------------------------------------             --------------
LONG-TERM MUNICIPAL SECURITIES--97.7%
--------------------------------------------------------------------------------------
               ARIZONA--3.3%
               -----------------------------------------------------------------------
   12,000,000  Salt River Project, AZ Agricultural Improvement & Power District,
               Electric System Revenue Bonds (Series A), 7.875% (United States
               Treasury PRF)/(Original Issue Yield: 7.916%), 1/1/1998 (@102)            Aaa            13,159,680
               -----------------------------------------------------------------------
   10,500,000  Salt River Project, AZ Agricultural Improvement & Power District,
               Electric System Revenue Bonds (Series E), 8.25% (United States Treasury
               PRF)/(Original Issue Yield: 8.40%), 1/1/1998 (@100)                      Aaa            11,407,305
               -----------------------------------------------------------------------             --------------
               Total                                                                                   24,566,985
               -----------------------------------------------------------------------             --------------
               CALIFORNIA--2.2%
               -----------------------------------------------------------------------
   13,800,000  Foothill/Eastern Transportation Corridor Agency, CA, (Series 1995A)
               Senior Lien Toll Road Revenue Bonds, 6.50% (Original Issue Yield:
               6.78%), 1/1/2032                                                         BBB-           13,740,936
               -----------------------------------------------------------------------
    2,000,000  Southern California Public Power Authority, Transmission Project
               Revenue Bonds, 7.875% (United States Treasury PRF)/(Original Issue
               Yield: 7.94%), 7/1/1996 (@103)                                           Aaa             2,119,040
               -----------------------------------------------------------------------             --------------
               Total                                                                                   15,859,976
               -----------------------------------------------------------------------             --------------
               COLORADO--1.3%
               -----------------------------------------------------------------------
    1,500,000  Colorado Springs, CO Utility System, Revenue Bonds (Series A), 9.50%
               (Original Issue Yield: 9.55%), 11/15/2015                                AA              1,510,785
               -----------------------------------------------------------------------
    7,810,000  Colorado Springs, CO Utility System, Revenue Bonds, 8.00% (United
               States Treasury PRF), 11/15/1997 (@100)                                  Aaa             8,289,378
               -----------------------------------------------------------------------             --------------
               Total                                                                                    9,800,163
               -----------------------------------------------------------------------             --------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA--6.0%
               -----------------------------------------------------------------------
$  12,775,000  District of Columbia Hospital Authority, Revenue Refunding Bonds
               (Series A) Washington Hospital Center, 7.125% (Medlantic Healthcare
               Group)/(Original Issue Yield: 7.30%), 8/15/2019                          Baa1       $   12,737,186
               -----------------------------------------------------------------------
    2,000,000  District of Columbia Hospital Authority, Revenue Refunding Bonds
               (Series B), 7.00% (Medlantic Healthcare Group)/(Original Issue Yield:
               7.282%), 8/15/2015                                                       Baa1            1,989,160
               -----------------------------------------------------------------------
   22,250,000  District of Columbia, Revenue Bonds (Series B), 7.15% (Georgetown
               University)/(Original Issue Yield: 7.191%),
               4/1/2021                                                                 A+             24,040,235
               -----------------------------------------------------------------------
    4,765,000  Georgetown University, 8.25%, 4/1/2018                                   AA-             5,308,925
               -----------------------------------------------------------------------             --------------
               Total                                                                                   44,075,506
               -----------------------------------------------------------------------             --------------
               FLORIDA--6.3%
               -----------------------------------------------------------------------
    4,335,000  Florida State Board of Education Administration, UT GO Capital Outlay
               Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014   AA              6,039,652
               -----------------------------------------------------------------------
      665,000  Florida State Board of Education Administration, UT GO Capital Outlay
               Bonds, 9.125% (Florida State)/(United States Treasury COL)/(Original
               Issue Yield: 9.173%), 6/1/2014                                           Aaa               937,171
               -----------------------------------------------------------------------
    3,000,000  Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00%
               (Original Issue Yield: 10.105%), 7/1/2014                                AA              4,478,490
               -----------------------------------------------------------------------
   10,500,000  Jacksonville, FL Electric Authority, Revenue Bonds (Series 3-A), 7.70%
               (United States Treasury PRF)/(Original Issue Yield: 7.74%), 10/1/1996
               (@101.5)                                                                 Aaa            11,057,235
               -----------------------------------------------------------------------
   15,000,000  Orlando & Orange County Expressway Authority, FL, Jr. Lien Revenue
               Bonds, 7.50% (United States Treasury PRF), 7/1/1996 (@102)               AAA            15,705,600
               -----------------------------------------------------------------------
    7,500,000  Tampa, FL Utilities Authority, Revenue Refunding Bonds, 8.125% (United
               States Treasury PRF)/(Original Issue Yield: 8.17%), 10/1/1997 (@102)     Aaa             8,232,150
               -----------------------------------------------------------------------             --------------
               Total                                                                                   46,450,298
               -----------------------------------------------------------------------             --------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               GEORGIA--3.2%
               -----------------------------------------------------------------------
$   5,000,000  Georgia Municipal Electric Authority, Power Revenue Bonds (Series O),
               8.125%, 1/1/2017                                                         A          $    5,490,400
               -----------------------------------------------------------------------
    5,000,000  Georgia Municipal Electric Authority, Revenue Bonds (Series A), 8.375%,
               1/1/2020                                                                 A               5,354,750
               -----------------------------------------------------------------------
    4,200,000  Georgia Municipal Electric Authority, Revenue Bonds (Series M), 8.375%,
               1/1/2020                                                                 A               4,497,990
               -----------------------------------------------------------------------
    2,500,000  Georgia Municipal Electric Authority, Revenue Refunding Bonds (Series
               Q), 8.375% (Original Issue Yield: 8.397%),
               1/1/2016                                                                 A               2,759,050
               -----------------------------------------------------------------------
    5,000,000  Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue Bonds
               (Series J), 8.00% (United States Treasury PRF)/(Original Issue Yield:
               8.043%), 7/1/1998 (@102)                                                 Aaa             5,579,600
               -----------------------------------------------------------------------             --------------
               Total                                                                                   23,681,790
               -----------------------------------------------------------------------             --------------
               ILLINOIS--6.0%
               -----------------------------------------------------------------------
    5,000,000  Illinois Development Finance Authority, Housing Revenue Bonds, 6.10%
               (Catholic Charities Housing Development Corp), 1/1/2020                  NR              4,472,300
               -----------------------------------------------------------------------
   14,500,000  Illinois Health Facilities Authority, Hospital Revenue Bonds (Series
               A), 9.25% (Edgewater Hospital & Medical Center, IL), 7/1/2024            NR             14,752,735
               -----------------------------------------------------------------------
   10,250,000  Illinois Health Facilities Authority, Revenue Bonds, 7.00% (Trinity
               Medical Center, IL)/(Original Issue Yield: 7.24%),
               7/1/2012                                                                 Baa1           10,382,020
               -----------------------------------------------------------------------
    2,860,000  Illinois Health Facilities Authority, Revenue Refunding Bonds, 6.125%
               (Lutheran Social Services of Illinois)/
               (Original Issue Yield: 6.269%), 8/15/2010                                NR              2,645,558
               -----------------------------------------------------------------------
    6,250,000  Illinois State Sales Tax, Revenue Bonds (Series H), 7.625% (United
               States Treasury PRF)/(Original Issue Yield: 7.645%), 6/15/1998 (@102)    Aaa             6,905,875
               -----------------------------------------------------------------------
    4,565,000  Illinois State Sales Tax, Revenue Bonds (Series B), 7.625% (United
               States Treasury PRF)/(Original Issue Yield: 7.711%), 6/15/1996 (@102)    Aaa             4,773,849
               -----------------------------------------------------------------------             --------------
               Total                                                                                   43,932,337
               -----------------------------------------------------------------------             --------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               INDIANA--6.9%
               -----------------------------------------------------------------------
$   6,200,000  Indiana Health Facilities Finance Authority, Hospital Revenue Bonds,
               6.625% (Floyd Memorial Hospital, IN)/
               (Original Issue Yield: 6.902%), 2/15/2022                                A          $    6,284,754
               -----------------------------------------------------------------------
   33,000,000  Indianapolis, IN Airport Authority, Special Facilities Revenue Bonds,
               7.10% (Federal Express Corp.)/(Original Issue Yield: 7.178%), 1/15/2017  BBB            34,934,460
               -----------------------------------------------------------------------
   10,000,000  Kokomo, IN Hospital Authority, Revenue Refunding Bonds, 6.35% (St.
               Joseph Hospital, IN)/(Original Issue Yield: 6.40%), 8/15/2013            BBB             9,769,600
               -----------------------------------------------------------------------             --------------
               Total                                                                                   50,988,814
               -----------------------------------------------------------------------             --------------
               LOUISIANA--3.4%
               -----------------------------------------------------------------------
    6,000,000  De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds,
               7.70% (International Paper Co.), 11/1/2018                               A-              6,731,220
               -----------------------------------------------------------------------
    5,000,000  St. Charles Parish, LA, Environmental Improvement Revenue Bonds (Series
               A), 6.20% (Louisiana Power & Light Co.)/(Original Issue Yield: 6.25%),
               5/1/2023                                                                 BBB+            4,698,950
               -----------------------------------------------------------------------
    3,550,000  St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A),
               7.00% (Louisiana Power & Light Co.)/ (Original Issue Yield: 7.04%),
               12/1/2022                                                                BBB+            3,631,366
               -----------------------------------------------------------------------
   10,000,000  St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70%
               (Freeport McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022        NR             10,234,100
               -----------------------------------------------------------------------             --------------
               Total                                                                                   25,295,636
               -----------------------------------------------------------------------             --------------
               MARYLAND--2.1%
               -----------------------------------------------------------------------
   12,230,000  Maryland State Community Development Administration, SFM Revenue Bonds
               (5th Series), 6.75%, 4/1/2026                                            Aa             12,563,023
               -----------------------------------------------------------------------
    3,000,000  Maryland State Health & Higher Educational Facilities, Revenue Bonds,
               5.50% (Howard County General Hospital, MD)/(Original Issue Yield:
               5.80%), 7/1/2025                                                         Baa1            2,558,340
               -----------------------------------------------------------------------             --------------
               Total                                                                                   15,121,363
               -----------------------------------------------------------------------             --------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               MASSACHUSETTS--5.3%
               -----------------------------------------------------------------------
$   4,700,000  Massachusetts HEFA, Revenue Bonds (Series B), 6.50% (Holyoke Hospital,
               MA)/(Original Issue Yield: 6.75%),
               7/1/2015                                                                 Baa1       $    4,522,669
               -----------------------------------------------------------------------
   33,800,000  Massachusetts, IFA, Solid Waste Disposal Sr. Lien Revenue Bonds (Series
               A), 9.00% (Massachusetts Recycling Association), 8/1/2016                NR             34,211,684
               -----------------------------------------------------------------------             --------------
               Total                                                                                   38,734,353
               -----------------------------------------------------------------------             --------------
               MICHIGAN--0.1%
               -----------------------------------------------------------------------
      500,000  Michigan State Hospital Finance Authority, Revenue Bonds, Providence
               Hospital, 7.00% (Daughters of Charity)/(Original Issue Yield: 7.04%),
               11/1/2021                                                                Aa                536,635
               -----------------------------------------------------------------------             --------------
               MINNESOTA--1.6%
               -----------------------------------------------------------------------
   11,900,000  St. Paul, MN Housing & Redevelopment Authority , Hospital Revenue
               Refunding Bonds ( Series A), 6.625% (Healtheast, MN)/(Original Issue
               Yield: 6.687%), 11/1/2017                                                BBB-           11,636,058
               -----------------------------------------------------------------------             --------------
               NEW JERSEY--1.1%
               -----------------------------------------------------------------------
    8,000,000  New Jersey State Educational Facilities Authority, Revenue Bonds
               (Series C), 6.625% (Fairleigh Dickinson University)/ (Original Issue
               Yield: 6.703%), 7/1/2023                                                 NR              7,776,560
               -----------------------------------------------------------------------             --------------
               NEW MEXICO--0.7%
               -----------------------------------------------------------------------
    5,000,000  Farmington, NM PCA, PCR Refunding Bonds (Series A), 7.20% (Southern
               California Edison Co.)/(Original Issue Yield: 7.30%), 4/1/2021           Aa3             5,470,700
               -----------------------------------------------------------------------             --------------
               NEW YORK--6.1%
               -----------------------------------------------------------------------
    3,000,000  Municipal Assistance Corp of New York, Revenue Bonds (Series 67),
               7.625% (Original Issue Yield: 7.698%), 7/1/2008                          AA-             3,362,190
               -----------------------------------------------------------------------
    2,000,000  New York State Mortgage Agency, Mortgage Revenue Bonds ( Series 30-B),
               6.65% (FHA GTD), 10/1/2025                                               Aa              2,033,420
               -----------------------------------------------------------------------
   13,000,000  New York State Power Authority, Revenue Bonds
               (Series V), 8.00%, 1/1/1998 (@102)                                       AA             14,290,900
               -----------------------------------------------------------------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               NEW YORK--CONTINUED
               -----------------------------------------------------------------------
$   2,750,000  Triborough Bridge & Tunnel Authority, NY, 7.875% (United States
               Treasury PRF)/(Original Issue Yield: 7.895%),
               1/1/1998 (@101.5)                                                        Aaa        $    3,008,225
               -----------------------------------------------------------------------
    7,000,000  Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds
               (Series I), 7.625% (United States Treasury PRF)/(Original Issue Yield:
               7.713%), 1/1/1996 (@102)                                                 Aaa             7,206,430
               -----------------------------------------------------------------------
    9,000,000  Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds
               (Series O), 7.70% (United States Treasury PRF), 1/1/1999 (@101.5)        Aaa            10,054,530
               -----------------------------------------------------------------------
    4,300,000  Triborough Bridge & Tunnel Authority, NY, Revenue Refunding Bonds
               (Series L), 8.125% (Original Issue Yield: 8.22%), 1/1/2012               Aa              4,766,034
               -----------------------------------------------------------------------             --------------
               Total                                                                                   44,721,729
               -----------------------------------------------------------------------             --------------
               NORTH CAROLINA--2.9%
               -----------------------------------------------------------------------
    6,000,000  North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue
               Bonds (Series B), 8.50% (United States Treasury PRF)/(Original Issue
               Yield: 9.00%), 1/1/1996 (@102)                                           Aaa             6,190,080
               -----------------------------------------------------------------------
   13,500,000  North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue
               Refunding Bonds, 7.875% (United States Treasury PRF), 1/1/1998 (@102)    Aaa            14,829,210
               -----------------------------------------------------------------------             --------------
               Total                                                                                   21,019,290
               -----------------------------------------------------------------------             --------------
               OHIO--2.0%
               -----------------------------------------------------------------------
    1,200,000  Cuyahoga County, OH Hospital Authority, Revenue Refunding Bonds, 8.00%
               (Cleveland Clinic)/(Original Issue Yield: 8.068%), 12/1/2015             Aa              1,291,584
               -----------------------------------------------------------------------
    1,000,000  Franklin County, OH Hospital Facility Authority, Hospital Revenue
               Refunding & Improvement Bonds, 7.25% (Riverside United Methodist
               Hospital)/(MBIA Insurance Corporation INS)/(Original Issue Yield:
               7.29%), 5/15/2020                                                        Aaa             1,115,240
               -----------------------------------------------------------------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               OHIO--CONTINUED
               -----------------------------------------------------------------------
$  14,000,000  Ohio State Air Quality Development Authority, PCR Refunding Bonds
               (Series A), 5.95% (Ohio Edison Co.),
               5/15/2029                                                                Baa2       $   12,602,380
               -----------------------------------------------------------------------             --------------
               Total                                                                                   15,009,204
               -----------------------------------------------------------------------             --------------
               OKLAHOMA--1.7%
               -----------------------------------------------------------------------
    4,585,000  Jackson County, OK Hospital Authority, Hospital Revenue Refunding
               Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue
               Yield: 7.40%), 8/1/2015                                                  BBB-            4,570,053
               -----------------------------------------------------------------------
    7,500,000  Tulsa, OK Municipal Airport, Revenue Bonds, 7.60% (American
               Airlines)/(Original Issue Yield: 7.931%),
               12/1/2030                                                                Baa2            7,977,225
               -----------------------------------------------------------------------             --------------
               Total                                                                                   12,547,278
               -----------------------------------------------------------------------             --------------
               PENNSYLVANIA--9.4%
               -----------------------------------------------------------------------
      750,000  Geisinger Authority, PA Health System, Revenue Bonds, 7.625% (United
               States Treasury PRF)/(Original Issue Yield: 7.697%), 7/1/1999 (@102)     AA                846,667
               -----------------------------------------------------------------------
    1,300,000  Latrobe, PA Industrial Development Authority, College Revenue Bonds,
               6.75% (St. Vincent College, PA)/(Original Issue Yield: 7.00%), 5/1/2024  Baa1            1,321,502
               -----------------------------------------------------------------------
    5,000,000  Montgomery County, PA Higher Education and Health Authority, Hospital
               Revenue Bonds, 9.375% (Bryn Mawr Hospital)/(United States Treasury
               PRF)/(Original Issue Yield: 9.472%), 12/1/1997 (@102)                    Aaa             5,638,350
               -----------------------------------------------------------------------
    6,250,000  Pennsylvania Economic Development Finance Authority, Series 1993-C,
               Revenue Bonds, 7.60% (Macmillan Bloedel LTD)/(Original Issue Yield:
               7.65%), 12/1/2020                                                        Baa2            6,782,813
               -----------------------------------------------------------------------
   20,500,000  Pennsylvania Economic Development Finance Authority, Series 1993-C,
               Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co.,
               Inc.)/(Original Issue Yield: 7.653%), 12/1/2024                          Baa1           22,414,085
               -----------------------------------------------------------------------
   12,000,000  Pennsylvania Housing Finance Authority, SFM Revenue Bond Bonds (Series
               39B), 6.875%, 10/1/2024                                                  AA             12,431,040
               -----------------------------------------------------------------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               -----------------------------------------------------------------------
$   4,000,000  Pennsylvania State Higher Education Facilities Authority, Hospital
               Revenue Bonds (Series A), 7.25% (Allegheny General Hospital)/(Original
               Issue Yield: 7.40%), 9/1/2017                                            AA-        $    4,279,480
               -----------------------------------------------------------------------
   12,865,000  Pennsylvania State Higher Education Facilities Authority, Revenue Bonds
               (Series A), 7.375% (Medical College of Pennsylvania)/(Original Issue
               Yield: 7.45%), 3/1/2021                                                  Baa1           13,094,897
               -----------------------------------------------------------------------
    2,000,000  Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series A),
               7.10% (Guthrie Healthcare System, PA)/ (AMBAC INS)/(Original Issue
               Yield: 7.175%), 3/1/2017                                                 Aaa             2,217,740
               -----------------------------------------------------------------------             --------------
               Total                                                                                   69,026,574
               -----------------------------------------------------------------------             --------------
               SOUTH CAROLINA--2.5%
               -----------------------------------------------------------------------
    2,430,000  South Carolina State Public Service Authority, Revenue Bonds, 7.875%
               (United States Treasury PRF), 1/1/1996 (@102)                            Aaa             2,502,730
               -----------------------------------------------------------------------
    3,685,000  South Carolina State Public Service Authority, Revenue Bonds, 7.875%
               (United States Treasury PRF), 1/1/1996 (@102)                            Aaa             3,795,292
               -----------------------------------------------------------------------
   11,495,000  South Carolina State Public Service Authority, Revenue Bonds, 7.875%,
               7/1/2021                                                                 A+             11,836,286
               -----------------------------------------------------------------------             --------------
               Total                                                                                   18,134,308
               -----------------------------------------------------------------------             --------------
               TENNESSEE--2.8%
               -----------------------------------------------------------------------
    5,000,000  Springfield, TN Health & Educational Facilities Board, Hospital Revenue
               Bonds, 8.25% (Jesse Holman Jones Hospital Corp, TN)/(Original Issue
               Yield: 8.50%), 4/1/2012                                                  NR              5,197,850
               -----------------------------------------------------------------------
   15,000,000  Springfield, TN Health & Educational Facilities Board, Hospital Revenue
               Bonds, 8.50% (Jesse Holman Jones Hospital Corp, TN)/(Original Issue
               Yield: 8.875%), 4/1/2024                                                 NR             15,347,700
               -----------------------------------------------------------------------             --------------
               Total                                                                                   20,545,550
               -----------------------------------------------------------------------             --------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               TEXAS--11.6%
               -----------------------------------------------------------------------
$   4,000,000  Brazos River Authority, TX, PCR Revenue Bonds (Series A), 7.875% (Texas
               Utilities Electric Co.), 3/1/2021                                        BBB        $    4,441,800
               -----------------------------------------------------------------------
   14,500,000  Brazos River Authority, TX, Revenue Refunding Bonds (Series C), 8.10%
               (Houston Light & Power Company)/ (MBIA Insurance Corporation
               INS)/(Original Issue Yield: 8.121%), 5/1/2019                            Aaa            16,110,370
               -----------------------------------------------------------------------
   12,750,000  Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds,
               7.25% (American Airlines)/(Original Issue Yield: 7.428%), 11/1/2030      Baa2           13,370,670
               -----------------------------------------------------------------------
    2,000,000  Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series A),
               6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%),
               12/1/2028                                                                Baa1            2,065,440
               -----------------------------------------------------------------------
    3,700,000  Red River Authority, TX, PCR Bonds, 6.875% (Hoechst Celanese
               Corp.)/(Original Issue Yield: 6.939%), 4/1/2017                          AA-             3,873,086
               -----------------------------------------------------------------------
    7,500,000  Richardson, TX Hospital Authority, Hospital Refunding & Improvement
               Bonds, 6.50% (Richardson Medical Center, TX)/(Original Issue Yield:
               6.72%), 12/1/2012                                                        BBB-            7,295,250
               -----------------------------------------------------------------------
    1,000,000  Richardson, TX Hospital Authority, Hospital Refunding & Improvement
               Bonds, 6.75% (Richardson Medical Center, TX)/(Original Issue Yield:
               6.82%), 12/1/2023                                                        BBB-              964,540
               -----------------------------------------------------------------------
   16,500,000  Sabine River Authority, TX , PCR Bonds, 8.20% (Southwestern Electric
               Power Co.), 7/1/2014                                                     Aa3            17,377,140
               -----------------------------------------------------------------------
      420,000  Texas Housing Agency, SFM Revenue Bonds (Series B), 9.375%, 9/1/2015     Aa                430,727
               -----------------------------------------------------------------------
    3,000,000  Texas State, UT GO Veterans Housing Assistance, 7.00%, 12/1/2025         AA              3,132,000
               -----------------------------------------------------------------------
   12,505,000  Travis County, Texas Housing Finance Corp., SFM Revenue Bonds, 7.10%
               (GNMA COL), 10/1/2027                                                    AAA            13,220,536
               -----------------------------------------------------------------------
    3,000,000  Tyler, TX Health Facilities Development Corp., Revenue Bonds, 6.75%
               (East Texas Medical Center)/(Original Issue Yield: 7.00%), 11/1/2025     NR              2,869,950
               -----------------------------------------------------------------------             --------------
               Total                                                                                   85,151,509
               -----------------------------------------------------------------------             --------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               UTAH--4.5%
               -----------------------------------------------------------------------
$   9,500,000  Intermountain Power Agency, UT, Power Supply Revenue Refunding Bonds
               (Series D), 8.625% (Original Issue Yield: 8.693%), 7/1/2021              AA         $   10,384,925
               -----------------------------------------------------------------------
    2,000,000  Intermountain Power Agency, UT, Special Obligation Bonds, 1st Crossover
               Series, 7.875% (Original Issue Yield: 8.091%), 7/1/2014                  AA              2,101,760
               -----------------------------------------------------------------------
    1,000,000  Intermountain Power Agency, UT, Special Obligation Bonds, 2nd Crossover
               Series, 7.50% (Original Issue Yield: 7.605%), 7/1/2016                   AA              1,040,280
               -----------------------------------------------------------------------
   13,500,000  Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds
               (Series A), 8.125% (IHC Hospitals Inc., UT)/(United States Treasury
               COL)/(Original Issue Yield: 8.17%), 5/15/2015                            AAA            16,425,450
               -----------------------------------------------------------------------
    2,500,000  Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds
               (Series B), 8.125% (IHC Hospitals Inc., UT)/(Original Issue Yield:
               8.17%), 5/15/2015                                                        AA              2,773,775
               -----------------------------------------------------------------------             --------------
               Total                                                                                   32,726,190
               -----------------------------------------------------------------------             --------------
               WASHINGTON--0.6%
               -----------------------------------------------------------------------
    5,000,000  Pilchuck Development Public Corp., WA, Special Facilities Airport
               Revenue Bonds (Series 1993), Tramco, Inc. Project, 6.00% (Goodrich
               (B.F.) Co.), 8/1/2023                                                    Baa1            4,548,800
               -----------------------------------------------------------------------             --------------
               WEST VIRGINIA--2.9%
               -----------------------------------------------------------------------
    3,800,000  Marion County, WV County Commission, Solid Waste Disposal Facility
               Revenue Bonds, 8.25% (American Power Paper Recycling), 12/1/2011         NR              3,501,396
               -----------------------------------------------------------------------
   20,000,000  Marion County, WV County Commission, Solid Waste Facility Revenue Bonds
               (Series 1993), 7.75% (American Power Paper Recycling), 12/1/2011         NR             17,595,000
               -----------------------------------------------------------------------             --------------
               Total                                                                                   21,096,396
               -----------------------------------------------------------------------             --------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  --------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
               WYOMING--1.2%
               -----------------------------------------------------------------------
$   8,460,000  Sweetwater County, WY IDA, Solid Waste Disposal Revenue Bonds (Series
               A), 7.00% (FMC Corp.), 6/1/2024                                          BBB        $    8,715,153
               -----------------------------------------------------------------------             --------------
               TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $683,803,113)                              717,169,155
               -----------------------------------------------------------------------             --------------
               TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $689,703,113)(A)                        $  723,069,155
               -----------------------------------------------------------------------             --------------


(a) The cost of investments for federal tax purposes amounts to $689,703,113. The net unrealized appreciation of investments on a federal tax basis amounts to $33,366,042, which is comprised of $40,374,530 appreciation and $7,008,488 depreciation at September 30, 1995.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($734,362,206) at September 30, 1995.

The following acronyms are used throughout this portfolio:

AMBAC-- --American Municipal Bond
         Assurance Corporation
COL----Collateralized
CP--Commercial Paper
FHA--Federal Housing Administration
FSA--Financial Security Assurance
GNMA-- Government National
        Mortgage Association
GO--General Obligation
GTD--Guarantee
HEFA-- Health and Education
       Facilities Authority
IDA--Industrial Development Authority
IFA--Industrial Finance Authority
INS--Insurance
MBIA--Municipal Bond Investors Assurance
PCA--Pollution Control Authority
PCR--Pollution Control Revenue
PFA--Public Facility Authority
PRF--Prerefunded
SFM--Single Family Mortgage
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


Liberty Municipal Securities Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $689,703,113)                     $ 723,069,155
---------------------------------------------------------------------------------------------------
Income receivable                                                                                       16,062,702
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 506,991
---------------------------------------------------------------------------------------------------  -------------
    Total assets                                                                                       739,638,848
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                             $   103,896
--------------------------------------------------------------------------------------
Income distribution payable                                                               3,740,278
--------------------------------------------------------------------------------------
Payable to Bank                                                                           1,346,676
--------------------------------------------------------------------------------------
Accrued expenses                                                                             85,792
--------------------------------------------------------------------------------------  -----------
    Total liabilities                                                                                    5,276,642
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 66,781,575 shares outstanding                                                         $ 734,362,206
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $ 701,664,055
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              33,366,042
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (667,891)
---------------------------------------------------------------------------------------------------  -------------
    Total Net Assets                                                                                 $ 734,362,206
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($676,381,808 / 61,508,915 shares outstanding)                                    $11.00
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/95.50 of $11.00)*                                                             $11.52
---------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (100.00/100 of $11.00)**                                                      $11.00
---------------------------------------------------------------------------------------------------  -------------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($23,198,339 / 2,109,667 shares outstanding)                                      $11.00
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/100.00 of $11.00)*                                                            $11.00
---------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (99.00/100 of $11.00)**                                                       $10.89
---------------------------------------------------------------------------------------------------  -------------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($34,782,059 / 3,162,993 shares outstanding)                                      $11.00
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/100.00 of $11.00)*                                                            $11.00
---------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (94.50/100 of $11.00)**                                                       $10.40
---------------------------------------------------------------------------------------------------  -------------


 *See "How to Purchase Shares" in the Prospectus.
**See "How to Redeem Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Liberty Municipal Securities Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended September 30, 1995 (unaudited)

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  26,275,588
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  2,313,591
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   281,424
-------------------------------------------------------------------------------------
Custodian fees                                                                               53,842
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    297,848
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     7,503
-------------------------------------------------------------------------------------
Auditing fees                                                                                 9,456
-------------------------------------------------------------------------------------
Legal fees                                                                                   17,982
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    71,324
-------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                    84,370
-------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                    97,200
-------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                    868,882
-------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                     28,123
-------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                     32,400
-------------------------------------------------------------------------------------
Share registration costs                                                                     39,736
-------------------------------------------------------------------------------------
Printing and postage                                                                         80,468
-------------------------------------------------------------------------------------
Insurance premiums                                                                            8,418
-------------------------------------------------------------------------------------
Taxes                                                                                        92,448
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 3,075
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       4,388,090
-------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                      $  (451,819)
------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                           (5,625)
------------------------------------------------------------------------  -----------
     Total waivers                                                                         (457,444)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   3,930,646
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                    22,344,942
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                          (254,837)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     6,412,146
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                     6,157,309
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  28,502,251
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


Liberty Municipal Securities Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                             (UNAUDITED)            YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
                                                                         ------------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------
Net investment income                                                     $      22,344,942      $     44,628,279
---------------------------------------------------------------------
Net realized gain (loss) on investments ($254,837 net loss and
$8,228,240 net gain, respectively, as computed for
federal tax purposes)                                                              (254,837)            7,819,630
---------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              6,412,146           (10,931,022)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from operations                              28,502,251            41,516,887
---------------------------------------------------------------------  -----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------
  Class A Shares                                                                (21,055,078)          (43,126,423)
---------------------------------------------------------------------
  Select Shares                                                                           0                (9,592)
---------------------------------------------------------------------
  Class C Shares                                                                   (590,633)           (1,190,042)
---------------------------------------------------------------------
  Class B Shares                                                                   (699,231)             (302,222)
---------------------------------------------------------------------
Distributions from net realized gains
---------------------------------------------------------------------
  Class A Shares                                                                   (894,438)          (14,957,324)
---------------------------------------------------------------------
  Select Shares                                                                           0                (6,166)
---------------------------------------------------------------------
  Class C Shares                                                                    (30,361)             (461,364)
---------------------------------------------------------------------
  Class B Shares                                                                    (44,667)             (100,862)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from
     distributions to shareholders                                              (23,314,408)          (60,153,995)
---------------------------------------------------------------------  -----------------------  ------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------
Proceeds from sale of shares                                                    150,677,605           299,314,879
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           12,001,025            38,127,189
---------------------------------------------------------------------
Cost of shares redeemed                                                        (182,806,235)         (306,549,262)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from share transactions                     (20,127,605)           30,892,806
---------------------------------------------------------------------  -----------------------  ------------------
          Change in net assets                                                  (14,939,762)           12,255,698
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                             749,301,968           737,046,270
---------------------------------------------------------------------  -----------------------  ------------------
End of period                                                             $     734,362,206      $    749,301,968
---------------------------------------------------------------------  -----------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


Liberty Municipal Securities Fund, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS
                               ENDED
                            (UNAUDITED)
                           SEPTEMBER 30,                                    YEAR ENDED MARCH 31,
                               1995          1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD          $   10.92     $   11.20  $   11.62  $   10.98  $   10.61  $   10.47  $   10.26  $   10.03  $   10.80
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income            0.33          0.67       0.66       0.66       0.67       0.71       0.72       0.72       0.73
------------------------
 Net realized and
 unrealized gain (loss)
 on investments                   0.10         (0.05)     (0.40)      0.64       0.37       0.14       0.21       0.23      (0.77)
------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment
 operations                       0.43          0.62       0.26       1.30       1.04       0.85       0.93       0.95      (0.04)
------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income               (0.33)        (0.67)     (0.66)     (0.66)     (0.67)     (0.71)     (0.72)     (0.72)     (0.73)
------------------------
 Distributions from net
 realized gain on
 investment transactions         (0.02)        (0.23)     (0.02)      0.00       0.00       0.00       0.00       0.00       0.00
------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions             (0.35)        (0.90)     (0.68)     (0.66)     (0.67)     (0.71)     (0.72)     (0.72)     (0.73)
------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
END OF PERIOD                $   11.00     $   10.92  $   11.20  $   11.62  $   10.98  $   10.61  $   10.47  $   10.26  $   10.03
------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                  3.97%         5.90%      2.10%     12.13%     10.05%      8.42%      9.20%      9.76%     (0.17%)
------------------------
RATIOS TO AVERAGE
NET ASSETS
------------------------
 Expenses                         1.00%*        0.92%      0.84%      0.80%      0.84%      0.89%      0.90%      0.95%      0.95%
------------------------
 Net investment income            6.07%*        6.17%      5.59%      5.81%      6.17%      6.77%      6.80%      7.07%      7.28%
------------------------
 Expense waiver/
 reimbursement (b)                0.13%*      --         --         --         --         --         --         --         --
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
 period (000 omitted)         $676,382      $708,712   $714,384   $706,126   $590,118   $511,611   $474,797   $440,445   $388,916
------------------------
 Portfolio turnover                  3%           41%        27%        13%         8%        45%        25%        58%        55%
------------------------

                            1987
NET ASSET VALUE,
BEGINNING OF PERIOD       $   10.51
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income         0.75
------------------------
 Net realized and
 unrealized gain (loss)
 on investments                0.29
------------------------  ---------
 Total from investment
 operations                    1.04
------------------------  ---------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income            (0.75)
------------------------
 Distributions from net
 realized gain on
 investment transactions       0.00
------------------------  ---------
 Total distributions          (0.75)
------------------------  ---------
NET ASSET VALUE,
END OF PERIOD             $   10.80
------------------------  ---------
TOTAL RETURN (A)              10.28%
------------------------
RATIOS TO AVERAGE
NET ASSETS
------------------------
 Expenses                      0.95%
------------------------
 Net investment income         7.07%
------------------------
 Expense waiver/
 reimbursement (b)           --
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
 period (000 omitted)      $424,655
------------------------
 Portfolio turnover              13%
------------------------


 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty Municipal Securities Fund, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      SIX MONTHS
                                                                                         ENDED           PERIOD
                                                                                      (UNAUDITED)         ENDED
                                                                                     SEPTEMBER 30,      MARCH 31,
                                                                                         1995            1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $   10.92        $   11.06
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------
  Net investment income                                                                     0.29             0.40
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                    0.10            (0.03)
---------------------------------------------------------------------------------        -------      -------------
  Total from investment operations                                                          0.39             0.37
---------------------------------------------------------------------------------        -------      -------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------
  Distributions from net investment income                                                 (0.29)           (0.40)
---------------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions                          (0.02)           (0.11)
---------------------------------------------------------------------------------        -------      -------------
  Total distributions                                                                      (0.31)           (0.51)
---------------------------------------------------------------------------------        -------      -------------
NET ASSET VALUE, END OF PERIOD                                                         $   11.00        $   10.92
---------------------------------------------------------------------------------        -------      -------------
TOTAL RETURN (B)                                                                            3.52%            3.49%
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------
  Expenses                                                                                  1.89%*           1.84%*
---------------------------------------------------------------------------------
  Net investment income                                                                     5.41%*           5.94%*
---------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                $34,782          $18,201
---------------------------------------------------------------------------------
  Portfolio turnover                                                                           3%              41%
---------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from July 26, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Liberty Municipal Securities Fund, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         SIX MONTHS
                                                                            ENDED
                                                                         (UNAUDITED)           YEAR ENDED
                                                                        SEPTEMBER 30,          MARCH 31,
                                                                            1995           1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                      $   10.92      $   11.20   $   11.70
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net investment income                                                        0.29           0.58        0.52
--------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                       0.10          (0.05)      (0.48)
--------------------------------------------------------------------        -------      ---------  -----------
  Total from investment operations                                             0.39           0.53        0.04
--------------------------------------------------------------------        -------      ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------
  Distributions from net investment income                                    (0.29)         (0.58)      (0.52)
--------------------------------------------------------------------
  Distributions from net realized gain
  on investment transactions                                                  (0.02)         (0.23)      (0.02)
--------------------------------------------------------------------        -------      ---------  -----------
  Total distributions                                                         (0.31)         (0.81)      (0.54)
--------------------------------------------------------------------        -------      ---------  -----------
NET ASSET VALUE, END OF PERIOD                                            $   11.00      $   10.92   $   11.20
--------------------------------------------------------------------        -------      ---------  -----------
TOTAL RETURN (B)                                                               3.52%          4.96%       0.17%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                     1.84%*         1.81%       1.80%*
--------------------------------------------------------------------
  Net investment income                                                        5.26%*         5.28%       4.70%*
--------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             0.05%*       --          --
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $23,198        $22,389     $22,066
--------------------------------------------------------------------
  Portfolio turnover                                                              3%            41%         27%
--------------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from April 20, 1993, (date of initial public offering) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty Municipal Securities Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

1. ORGANIZATION

Liberty Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end, management investment company. Effective July 19, 1994, the Select Shares ceased operations and were reclassified as Class C Shares. Also, effective July 26, 1994, the Fund added Class B Shares. Consequently, the Fund currently offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.


Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

3. CAPITAL STOCK

At September 30, 1995, par value shares ($0.01 per share) authorized were as follows:

                                     NUMBER OF PAR VALUE
CLASS NAME                         CAPITAL STOCK AUTHORIZED
Class A                                     375,000,000
Class C                                     375,000,000
Class B                                     250,000,000
                                      -----------------
  Total shares authorized                 1,000,000,000
                                      -----------------


Transactions in capital stock were as follows:

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                         SEPTEMBER 30, 1995                MARCH 31, 1995
CLASS A SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                           11,769,773  $   129,567,387     25,045,927  $   272,914,437
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                 1,044,160       11,436,853      3,400,590       37,033,517
-------------------------------------------------
Shares redeemed                                      (16,209,453)    (178,242,725)   (27,342,942)    (297,338,150)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
     Net change resulting from
     Class A share transactions                       (3,395,520) $   (37,238,485)     1,103,575  $    12,609,804
-------------------------------------------------  -------------  ---------------  -------------  ---------------


                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                         SEPTEMBER 30, 1995               MARCH 31, 1995*
SELECT SHARES                                         SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                             --              --                 1,790  $        19,931
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                       --              --                 1,048           11,713
-------------------------------------------------
Shares redeemed                                         --              --               (56,061)        (655,825)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
     Net change resulting from
     Select share transactions                          --              --               (53,223) $      (624,181)
-------------------------------------------------  -------------  ---------------  -------------  ---------------



Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                         SEPTEMBER 30, 1995                MARCH 31, 1995
CLASS C SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                              289,897  $     3,195,878        754,199  $     8,274,060
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                         22,525          247,437         78,551          854,825
-------------------------------------------------
Shares redeemed                                         (253,326)      (2,786,945)      (752,853)      (8,175,228)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
     Net change resulting from
     Class C share transactions                           59,096  $       656,370         79,897  $       953,657
-------------------------------------------------  -------------  ---------------  -------------  ---------------

                                                          SIX MONTHS ENDED                  PERIOD ENDED
                                                         SEPTEMBER 30, 1995               MARCH 31, 1995**
CLASS B SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                            1,628,323  $    17,914,340      1,680,837  $    18,106,451
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                         28,814          316,735         21,290          227,134
-------------------------------------------------
Shares redeemed                                         (161,137)      (1,776,565)       (35,134)        (380,059)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
     Net change resulting from
     Class B share transactions                        1,496,000  $    16,454,510      1,666,993  $    17,953,526
-------------------------------------------------  -------------  ---------------  -------------  ---------------
          Net change resulting from
          share transactions                          (1,840,424) $   (20,127,605)     2,797,242  $    30,892,806
-------------------------------------------------  -------------  ---------------  -------------  ---------------


 *Reflects operations for the period from April 1, 1994 to July 29, 1994 (date Select Shares ceased operations).

**Reflects operations for the period from July 26, 1994 (date of initial public offering) to March 31, 1995.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
(a) a maximum of .30 of 1% of the average daily net assets of the Fund and (b) 4.5% of the gross income of the Fund, excluding capital gains or losses.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                                  % OF AVG. DAILY NET
SHARE CLASS NAME                    ASSETS OF CLASS
Class B Shares                          0.75 of 1%
Class C Shares                          0.75 of 1%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended September 30, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $126,700,000 and $158,750,000 respectively.

INVESTMENT RISK--Although the Fund has a diversified portfolio, the Fund has 44.9% of its portfolio invested in lower rated and/or unrated municipal securities. Investments in lower rated and/or unrated municipal securities tend to be more sensitive to economic conditions than higher-rated municipal securities. The risk of loss due to default by the issuer may be significantly greater for the holders of lower rated and/or unrated municipal securities.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Liberty Municipal Securities Fund, Inc.

--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended
September 30, 1995, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  32,793,235
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  22,855,314
---------------------------------------------------------------------------------------------------  -------------



Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         Charles H. Field
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




  [LOGO]    FEDERATED FUNDS
Since 1955  Where Experts Invest

Federated Securities Corp. is the distributor of the fund.

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 530900109
Cusip 530900406
Cusip 530900208
8110104 (11/95)

                                 LMSF APPENDIX

A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $19,000 in Liberty Municipal Securities Fund, Inc. Class A Shares on October 4, 1976, would have grown to $62,230 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1976 to 1995, and the right margin reflects a total investment range from $0 to $70,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 invested each year for 19 years in Liberty Municipal Securities Fund, Inc. Class A Shares beginning on October 4, 1976, would have grown to $43,337 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1976 to 1995, and the right margin reflects a total investment range from $0 to $50,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $25,000 invested in Liberty Municipal Securities Fund, Inc. Class A Shares on September 30, 1985, would have grown to $56,579 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1985 to 1995, and the right margin reflects a total investment range from $0 to $60,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and